Share-Based Compensation (Changyou 2008 Share Incentive Plan, Restricted Share Units Activity) (Details) - Changyou 2008 Share Incentive Plan [Member] - Restricted share units [Member] - Certain members of management other than Tao Wang and certain other employees [Member]
shares in Thousands
12 Months Ended
Dec. 31, 2016 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Units, Unvested, Beginning balance	20
Number of Units, Granted	0
Number of Units, Vested	(10)
Number of Units, Forfeited	0
Number of Units, Unvested, Ending balance	10
Number of Units, Expected to vest thereafter	10
Weighted-Average Grant-Date Fair Value, Unvested, Beginning balance | $ / shares	$ 14.25
Weighted-Average Grant-Date Fair Value, Vested | $ / shares	14.25
Weighted-Average Grant-Date Fair Value, Unvested, Ending balance | $ / shares	14.25
Weighted-Average Grant-Date Fair Value, Expected to vest thereafter | $ / shares	$ 14.25